JPMorgan BetaBuilders Canada ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Aerospace & Defense — 0.4%
CAE, Inc. *	1,036,382	23,406,320
Airlines — 0.3%
Air Canada *	1,100,133	18,669,725
Auto Components — 0.9%
Magna International, Inc.	866,699	56,266,551
Banks — 24.9%
Bank of Montreal (a)	2,293,172	230,773,538
Bank of Nova Scotia (The) (a)	3,884,424	210,285,266
Canadian Imperial Bank of Commerce	2,950,456	134,689,187
National Bank of Canada	1,097,469	82,441,116
Royal Bank of Canada	4,540,237	464,618,894
Toronto-Dominion Bank (The)	5,916,071	409,329,598
		1,532,137,599
Capital Markets — 3.4%
Brookfield Corp.	4,656,756	173,243,713
IGM Financial, Inc.	263,463	8,223,380
Onex Corp.	227,985	11,783,494
TMX Group Ltd.	181,347	17,873,696
		211,124,283
Chemicals — 2.3%
Nutrien Ltd. (a)	1,696,111	140,400,335
Commercial Services & Supplies — 2.4%
GFL Environmental, Inc. (a)	561,308	17,321,639
Ritchie Bros Auctioneers, Inc. (a)	361,512	21,861,076
Waste Connections, Inc.	838,632	111,283,955
		150,466,670
Construction & Engineering — 0.8%
WSP Global, Inc. (a)	405,792	51,749,116
Containers & Packaging — 0.4%
CCL Industries, Inc., Class B	474,106	22,174,001
Diversified Telecommunication Services — 1.3%
BCE, Inc. (a)	981,204	46,385,128
TELUS Corp.	1,535,444	33,084,949
		79,470,077
Electric Utilities — 2.1%
Emera, Inc. (a)	874,601	34,824,968
Fortis, Inc. (a)	1,560,803	64,130,698
Hydro One Ltd. (a) (b)	1,034,644	28,289,315
		127,244,981
Equity Real Estate Investment Trusts (REITs) — 0.3%
Canadian Apartment Properties (a)	271,920	10,054,838
RioCan (a)	484,752	8,408,610
		18,463,448

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Food & Staples Retailing — 4.0%
Alimentation Couche-Tard, Inc.	2,544,685	116,203,871
Empire Co. Ltd., Class A	525,970	15,136,140
George Weston Ltd.	212,770	27,372,020
Loblaw Cos. Ltd.	497,871	44,602,776
Metro, Inc.	771,541	41,877,938
		245,192,745
Food Products — 0.3%
Saputo, Inc. (a)	792,305	21,841,906
Gas Utilities — 0.3%
AltaGas Ltd.	917,914	17,164,105
Health Care Equipment & Supplies — 0.0% ^
Bausch + Lomb Corp. *	125,529	2,167,075
Hotels, Restaurants & Leisure — 1.1%
Restaurant Brands International, Inc.	997,431	66,740,282
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp.	415,551	13,089,130
Insurance — 7.2%
Fairfax Financial Holdings Ltd.	74,686	49,444,708
Great-West Lifeco, Inc.	881,100	23,369,298
iA Financial Corp., Inc.	343,345	21,193,435
Intact Financial Corp.	571,440	82,901,855
Manulife Financial Corp. (a)	6,141,764	121,538,196
Power Corp. of Canada	1,837,404	49,837,970
Sun Life Financial, Inc.	1,911,072	96,031,170
		444,316,632
IT Services — 4.2%
CGI, Inc. *	689,229	59,073,071
Nuvei Corp. * (b)	211,939	7,481,699
Shopify, Inc., Class A *	3,880,233	191,219,329
		257,774,099
Media — 0.9%
Quebecor, Inc., Class B	504,910	11,976,220
Shaw Communications, Inc., Class B	1,462,158	43,516,934
		55,493,154
Metals & Mining — 8.3%
Agnico Eagle Mines Ltd.	1,485,661	83,899,566
Barrick Gold Corp.	5,761,250	112,665,984
First Quantum Minerals Ltd.	1,828,820	42,430,328
Franco-Nevada Corp.	624,941	91,668,660
Ivanhoe Mines Ltd., Class A * (a)	1,860,387	17,477,613
Kinross Gold Corp.	4,095,296	19,052,183
Lundin Mining Corp.	2,189,469	16,570,556

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Teck Resources Ltd., Class B	1,463,968	63,331,703
Wheaton Precious Metals Corp. (a)	1,473,661	67,383,815
		514,480,408
Multiline Retail — 1.3%
Canadian Tire Corp. Ltd., Class A (a)	179,906	21,390,499
Dollarama, Inc.	936,603	56,011,049
		77,401,548
Multi-Utilities — 0.4%
Algonquin Power & Utilities Corp. (a)	2,196,588	16,013,606
Canadian Utilities Ltd., Class A	386,996	10,755,787
		26,769,393
Oil, Gas & Consumable Fuels — 17.9%
ARC Resources Ltd.	2,078,935	24,155,676
Cameco Corp.	1,410,209	39,458,931
Canadian Natural Resources Ltd.	3,610,463	221,612,501
Cenovus Energy, Inc.	4,507,168	90,038,349
Enbridge, Inc. (a)	6,601,991	270,321,649
Imperial Oil Ltd.	571,405	31,229,621
Keyera Corp. (a)	720,661	16,438,361
Pembina Pipeline Corp. (a)	1,809,546	64,205,529
Suncor Energy, Inc.	4,398,571	152,663,191
TC Energy Corp.	3,299,493	142,166,723
Tourmaline Oil Corp. (a)	1,035,236	48,246,954
		1,100,537,485
Paper & Forest Products — 0.3%
West Fraser Timber Co. Ltd.	197,157	17,142,605
Professional Services — 1.0%
Thomson Reuters Corp.	515,823	61,361,440
Real Estate Management & Development — 0.3%
FirstService Corp.	126,839	18,126,666
Road & Rail — 8.2%
Canadian National Railway Co.	1,983,747	236,132,314
Canadian Pacific Railway Ltd.	3,032,747	239,374,011
TFI International, Inc.	255,338	28,438,268
		503,944,593
Software — 2.3%
Constellation Software, Inc.	64,257	113,527,059
Open Text Corp.	881,125	29,555,153
		143,082,212
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear, Inc.	585,475	18,357,835
Trading Companies & Distributors — 0.2%
Finning International, Inc.	500,896	14,132,228

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Wireless Telecommunication Services — 0.9%
Rogers Communications, Inc., Class B	1,142,690	55,556,436
Total Common Stocks (Cost $5,015,450,720)		6,106,245,083
Short-Term Investments — 5.6%
Investment of Cash Collateral from Securities Loaned — 5.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (c) (d)	193,039,087	193,116,303
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (c) (d)	149,259,096	149,259,096
Total Investment of Cash Collateral from Securities Loaned (Cost $342,375,399)		342,375,399
Total Investments — 104.7% (Cost $5,357,826,119)		6,448,620,482
Liabilities in Excess of Other Assets — (4.7)%		(287,704,863)
NET ASSETS — 100.0%		6,160,915,619

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $327,952,140.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2023.
Futures contracts outstanding as of January 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P / TSX 60 Index	270	03/16/2023	CAD	50,941,941	2,091,692

Abbreviations
CAD	Canadian Dollar
TSX	Toronto Stock Exchange

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,448,620,482	$—	$—	$6,448,620,482
Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,091,692	$—	$—	$2,091,692

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	$111,362,203	$983,570,119	$901,906,513	$90,494	$—	$193,116,303	193,039,087	$2,293,989	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	339,229,246	2,254,765,701	2,444,735,851	—	—	149,259,096	149,259,096	1,928,454	—
Total	$450,591,449	$3,238,335,820	$3,346,642,364	$90,494	$—	$342,375,399		$4,222,443	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.